Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
NET LOSS	$ (2,024)	$ (5,355)	$ (20,987)	$ (17,671)	$ (25,427)	$ (10,933)
Other comprehensive loss, net of tax:
Foreign currency translation adjustment	13	(13)	10	(30)	(13)	(7)
COMPREHENSIVE LOSS	$ (2,011)	$ (5,368)	$ (20,977)	$ (17,701)	$ (25,440)	$ (10,940)